VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.3 - Schedule 2

Client Name:	Vista Point Mortgage
Client Project Name:	VSTA 2024-CES2
Deal Loan Count:	2

Exception Detail Loan Level

Loans in Report	2

Loan Number	Alt Loan Number	Borrower Name	Original Balance	State	QM Status	Final Overall Grade	Final Credit Grade	Final Property Valuations Grade	Final Compliance Grade	Active Material Exceptions	Active Non-Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Loan Status	Sample Group
1000001	XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	CA	Non-QM: Lender documented all ATR UW factors	A	A	N/A	A	(No Data)	(No Data)	PRVAAPPR175: Appraisal: Missing Review Appraisal required per guidelines
- Initial Clayton Comments:  UCDP score of 3.1, additional third party review is required but not in file.
- Clayton Conclusion Comments:  Only an AVM is actually required, the client did a full appraisal.  An additional secondary valuation product is not required on a closed end second lien.

CMPRESPA863: RESPA:  RESPA: Required Affiliate Business Disclosure missing
- Initial Clayton Comments:  Required Affiliate Business Disclosure missing
- Clayton Conclusion Comments:  Document provided for cure
													(No Data)	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXXX months reserves CFCFS1737: LTV below guideline requirements - Clayton Comments: 16.38% LTV	(No Data)	(No Data)	Complete	XXXXXXXXXX
1000002	XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	CA	Non-QM: Lender documented all ATR UW factors	B	A	A	B	(No Data)	(No Data)	CMPTRID3966: TILA/RESPA Integrated Disclosure: TRID - CD: The Will Not Have an Escrow Account in the CD Loan Disclosures section is selected and both or neither of You declined it and/or Your lender does not offer one are selected
- Initial Clayton Comments:  The Will Not Have an Escrow Account in the CD Loan Disclosures section is selected and both or neither of You declined it and/or Your lender does not offer one are selected
- Clayton Conclusion Comments:  This is a second trust deed and the taxes and insurance are escrowed through the first trust deed.
													(No Data)	CFCFS1737: LTV below guideline requirements - Clayton Comments: 30.56% LTV CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXXX months reserves	(No Data)	(No Data)	Complete	XXXXXXXXXX

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